Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	June 30, 2022
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$20,550	$20,550	$-	$-
Short term deposits	42,334	42,334	-	-
Cash held with respect to CVR Agreement	113	113	-	-
Restricted cash	286	286	-	-
Total financial assets	$63,283	$63,283	$-	$-

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$11,202	$11,202	$-	$-
Short term deposits	10,004	10,004	-	-
Cash held with respect to CVR Agreement	113	113	-	-
Marketable securities	62,924	62,924	-	-
Restricted cash	321	321	-	-
Total financial assets	$84,564	$84,564	$-	$-